Capital Management - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Capitalisation [Line Items]
Cash	$ 40,588		$ 108,772
Senior Credit Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		$ 500,000		$ 500,000
Line of credit outstanding		118,000		75,000
Letters of credit outstanding		33,000		32,000
Secured Operating Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	97,000		97,000
40.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	40,000		40,000
Letters of credit outstanding	$ 7,000		$ 7,000
30.0 Million Operating Facilities [member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		30,000		30,000
Letters of credit outstanding		3,000		2,000
15.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		15,000		15,000
Line of credit outstanding		$ 0		$ 0